Derivative Financial Instruments (Summary of Gains and Losses Information Related to Net Investment Hedges) (Parenthetical) (Detail) ¥ in Millions	Sep. 30, 2020 JPY (¥)
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income reclassified to earnings	¥ 1,312